Collaboration revenue	12 Months Ended
Dec. 31, 2022
Collaboration revenue
Collaboration revenue

16.Collaboration revenue

The following table summarizes details of collaboration revenues for the year ended December 31, 2022, 2021 and 2020 by collaboration agreement and by category of revenue: upfront payments, milestone payments, research and development service fees and other revenue.

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Zai Lab	$—	151,903	—
Janssen	—	292,279	33,759
AbbVie	—	121	565
Other	—	—	38
Upfront payments	—	444,303	34,362
Zai Lab	—	25,634	—
Janssen	—	22,865	2,641
AbbVie	—	102	762
Other	5,365	1,214	19
Milestone payments	5,365	49,815	3,422
Janssen	—	2,028	3,175
Other	424	298	284
Research and development service fees	424	2,326	3,459
Zai Lab	4,238	833	—
Other revenues	4,238	833	—
Total revenue	$10,026	$497,277	$41,243

For the years ended December 31, 2022, 2021 and 2020, the collaboration revenue was generated under the agreements with Zai Lab, Janssen and AbbVie, each as described below.

The table below summarizes the change in deferred revenue – current and non current for the year ended December 31, 2022, 2021 and 2020.

(in thousands of $)	Janssen	AbbVie	Other	Total
On January 1, 2020	$324,629	1,517	56	326,202

Received
Milestone	—	—	—	—
Revenue recognition
Upfront	(33,759)	(565)	(38)	(34,362)
Milestone	(2,641)	(762)	(19)	(3,422)
Translation difference	26,915	33	1	26,949

On December 31, 2020	315,144	223	—	315,367

Received
Upfront	—	—	—	—
Milestone
Revenue recognition
Upfront	(292,279)	(121)	—	(292,400)
Milestone	(22,865)	(102)	—	(22,967)

On December 31, 2021	—	$—	$—	$—

Received
Upfront	—	—	—	—
Milestone
Revenue recognition
Upfront	—	—	—	—
Milestone	—	—	—	—

On December 31, 2022	$—	$—	$—	$—

Below are summaries of the key collaborations:

Zai Lab

On January 6, 2021, argenx and Zai Lab announced the License agreement for the development and commercialization of efgartigimod in Greater China, granting Zai Lab the exclusive rights to develop and commercialize efgartigimod in Greater China.

Under the terms of the agreement, the Company received $175 million in collaboration payments, comprised of a $75 million upfront payment in the form of 568,182 newly issued Zai Lab shares calculated at a price of $132 per share, $75 million as guaranteed non-creditable, non-refundable payment, received in the first quarter of 2021, and an additional $25 million milestone payment upon regulatory approval of efgartigimod by FDA in the U.S. The Company is also eligible to receive tiered royalties (mid-teen to low twenties on a percentage basis) based on annual net sales of efgartigimod in Greater China.

With regard to this collaboration with Zai Lab:

●	The Company concluded there are two performance obligations under IFRS 15, being the transfer of a license and the at arms-length supply of clinical and commercial product. The Company concluded that these performance obligations are distinct in the context of the contract.
●	The Company concluded that the Subscription Shares granted by Zai Lab, as included in the Share Issuance Agreement, entered into on January 6, 2021, was obtained because of the existing obligations under the terms of the Collaboration and License Agreement, and is therefore to be considered to be part of the overall consideration received.
●	The transaction price of these two agreements is composed of a fixed part, that being an upfront payment of $75 million in the form of newly issued Zai Lab shares, and a $75 million guaranteed, non-creditable, non-refundable payment and $25 million milestone for approval of efgartigimod in the U.S. and the consideration received in return for the supply of clinical and commercial product. Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenue.
●	The fixed part of the transaction price, as well as the $25 million milestone for approval of efgartigimod in the U.S. has been allocated to the transfer of a license performance obligation.
●	The Company concludes that the license as of the effective date of the contract has standalone value. As such, the Company concluded that the promise in granting the license to Zai is to provide a right to use the entity’s intellectual property as it exists at the point in time at which the license is granted and therefore, revenue accrued has been recognised at a point in time. This conclusion was reached, taking into account following aspects:
o	there are no material restrictions included in the contract which would prevent Zai Lab to direct the use of, and obtain substantially all of the remaining benefits, within Greater China and considering the sales-based royalties which become due to the Company upon successful commercialization.
o	the current phase of efgartigimod, successfully completed the Phase III trials.
●	Under the collaboration agreement, the Company provides clinical and commercial supply to Zai Lab. Company concludes to recognize such sales as revenue given that the Company acts as principal in the transaction as the risk related to inventory is born by the Company until the inventory is transferred to Zai. The revenue related to clinical and commercial supply is recorded under line item “Other revenues” within the collaboration revenue footnote.

AbbVie

In April 2016, the Company entered into a collaboration agreement with AbbVie S.À.R.L. (AbbVie) to develop and commercialize ARGX-115 (ABBV-151). Under the terms of the collaboration agreement, the Company was responsible for conducting and funding all ARGX-115 (ABBV-151) research and development activities up to completion of IND enabling studies.

The Company granted AbbVie an exclusive option, for a specified period following completion of IND enabling studies, to obtain a worldwide, exclusive license to the ARGX-115 (ABBV-151) program to develop and commercialize products. The Company received an upfront, non-refundable, non-creditable payment of $40 million from AbbVie for the exclusive option to license ARGX-115 (ABBV-151). The Company achieved two preclinical milestones, each of which triggered a $10.0 million payment.

In August 2018, AbbVie exercised its option and has assumed certain development obligations, being solely responsible for all research, development and regulatory costs relating to ARGX-115 based products. In March 2019, the Company achieved the first development milestone upon initiation of a first-in-human clinical trial, triggering a $30.0 million payment. Subject to the continuing progress of ARGX-115 (ABBV-151) by AbbVie, the Company is eligible to receive development, regulatory and commercial milestone payments in aggregate amounts of up to $110 million, $190 million and $325 million, respectively, as well as tiered royalties on sales at percentages ranging from the mid-single digits to the lower teens, subject to customary reductions.

The Company has the right, on a product-by-product basis to co-promote ARGX-115 (ABBV-151) based products in the European Economic Area and Switzerland and to combine the product with the Company’s own future immuno-oncology programs. The co-promotion effort would be governed by a co-promotion agreement negotiated in good faith by the parties. AbbVie will fund further GARP related research by the Company for an initial period of two years. AbbVie will have the right to license additional therapeutic programs emerging from this research, for which the Company could receive associated milestone and royalty payments.

With regard to its collaboration with AbbVie, the Company concluded as follows:

●	There is one single performance obligation under IFRS 15, that being the transfer of a license combined with performance of research and development activities. The Company concluded that the license is not distinct in the context of the contract.
●	The transaction price of these two agreements is currently composed of a fixed part, that being an upfront license fee, and a variable part, being milestone payments and cost reimbursements of research and development activities delivered. Milestone payments are only included in the transaction price to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognition will not occur when the uncertainty associate with the variable consideration is subsequently resolved. We estimate the amount to be included in the transaction price upon achievement of the milestone event. Sales-based milestones and sales-based royalties are a part of the Company’s arrangements but are not yet included in its revenues.
●	The transaction price has been allocated to the single performance obligation and revenues have been recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the research and development activities. This is because we considered that there is a transformational relationship between the license and the research and development activities to be delivered.
●	The Company has chosen an input model to measure the satisfaction of the single performance obligation that considers percentage of costs incurred for these programs that are completed each period (percentage of completion method).
●	Cost reimbursements received are recognized in revenues when costs are incurred and agreed by the parties, as the Company is acting as a principal in the scope of its stake of the research and development activities of its ongoing collaboration and license agreements.

Janssen

On June 4, 2021, the Company received a termination notification from Cilag GmbH International, an affiliate of Janssen, which results in the termination of the Collaboration Agreement to jointly develop and commercialize cusatuzumab. As a result, the Company regains the worldwide rights to its anti-CD70 antibody cusatuzumab.

Under the terms of the agreement, Janssen committed to an upfront payment of $500 million consisting of a license payment of $300 million and a $200 million equity investment in the Company by subscribing to 1,766,899 new shares at a price of €100.02 per share, including an issuance premium. In December 2019, the Company achieved the first development milestone, triggering a $25.0 million payment.

With regard to this collaboration with Janssen, the Company concluded as follows:

●	There was one single performance obligation under IFRS 15, that being the transfer of a license combined with performance of research and development activities. The Company concluded that the license is not distinct in the context of the contract.
●	The Company concluded that the share premium that Janssen paid above the closing price on the day of entering into the investment agreement (being December 2, 2018) was paid because of the existing obligations to deliver development services under the terms of the collaboration agreement and was therefore considered to be part of the overall consideration received.
●	The transaction price of these two agreements composed of a fixed part, that being an upfront license fee, and a variable part, being milestone payments and cost reimbursements of research and development activities delivered.
●	The transaction price was allocated to the single performance obligation and revenue was previously recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the research and development activities.

Following the termination, the Company concluded that it has substantially satisfied the performance obligation, and as a consequence, recorded $315.1 million for the 12 months ending December 31, 2021.